Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18 -	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through October 23, 2026, which is the date when the consolidated financial statements are available to be issued.